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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigan Investments, Inc.
                 ---------------------------------
   Address:      3201 Old Glenview Road, Suite 235
                 ---------------------------------
                 Wilmette, IL 60091
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 251-8300
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Lawrence A. Oberman            Wilmette, IL      Feb. 14, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      25
                                        --------------------

Form 13F Information Table Value Total:     100,287
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
NAME OF ISSUER            TITLE OF     CUSIP     VALUE    SHRS OR   SH/PRN PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                          CLASS                  (x$1000) PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
APAC Customer Services,
Inc.                      Common       00185E106      426   232,881 SH          SOLE                  232,881
Balchem Corp.             Common       057665200     7366   247,100 SH          SOLE                  247,100
Bennett Environmental
Inc.                      Common       081906109     3371 1,087,400 SH          SOLE                1,087,400
Berkshire Hathaway Inc.
Del                       Class B      084670207     3053     1,040 SH          SOLE                    1,040
Berkshire Hathaway Inc.
Del                       Class B      084670207      279        95 SH          OTHER                      95
Blackbaud Inc.            Common       09227Q100     2263   132,500 SH          SOLE                  132,500
Captaris Inc.             Common       14071N104     5226 1,416,281 SH          SOLE                1,416,281
Dynamex Inc.              Common       26784F103     8739   458,489 SH          SOLE                  458,489
Exponent, Inc.            Common       30214U102    11834   416,978 SH          SOLE                  416,978
Faro Technologies, Inc.   Common       311642102     1169    58,460 SH          SOLE                   58,460
Fiberstars, Inc           Common       315662106     2036   238,091 SH          SOLE                  238,091
Keystone Automotive Inds.
Inc.                      Common       49338N109     9844   312,698 SH          SOLE                  312,698
Keystone Automotive Inds.
Inc.                      Common       49338N109       63     2,000 SH          OTHER                   2,000
Liberty Media Corp. New   Common Ser A 530718105      126    16,000 SH          OTHER                  16,000

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
Moldflow Corp.            Common       608507109     6961   499,367 SH          SOLE                  499,367
Pfizer Inc.               Call         717081903      225     1,500        CALL SOLE                    1,500
Pfizer Inc.               Common       717081103      280    12,000 SH          OTHER                  12,000
Quovadx Inc.              Common       74913K106     6557 2,720,615 SH          SOLE                2,720,615
Repligen Corp.            Common       759916109      243    60,787 SH          SOLE                   60,787
Scientific Learning Corp. Common       808760102     9139 1,617,534 SH          SOLE                1,617,534
Spectranetics Corp.       Common       84760C107     1933   171,815 SH          SOLE                  171,815
Surmodics Inc.            Common       868873100     8740   236,281 SH          SOLE                  236,281
Surmodics Inc.            Common       868873100       37     1,000 SH          OTHER                   1,000
Team Inc.                 Common       878155100     7309   346,225 SH          SOLE                  346,225
X-Rite Inc.               Common       983857103     3068   306,808 SH          SOLE                  306,808